FEDERATED WORLD INVESTMENT SERIES, INC.

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

                                      February 3, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:  FEDERATED WORLD INVESTMENT SERIES, INC.(the "Fund")
     Federated Global Equity Fund
     Federated Global Financial Services Fund
     Federated Global Value Fund
     Federated International Capital Appreciation Fund
     Federated International High Income Fund
     Federated International Small Company Fund
      1933 Act File No. 33-52149
      1940 Act File No. 811-7141


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 25 on January 30, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary